INCOME TAXES - Income tax payable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax payable	$ 70	$ 30
Uncertain tax provisions	158	145
Total income tax payable	$ 228	$ 175